Interests in subsidiaries	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Interests In Subsidiaries Explanatory
Note 28

Interests in subsidiaries and other entities

a) Interests in subsidiaries
UBS defines its significant subsidiaries as those entities that, either individually or in aggregate, contribute significantly to the Group’s

financial position

or results of

operations, based

on a

number of

criteria, including

the subsidiaries’

equity
and

contribution

to the

Group’s

total assets

and

profit or

loss before

tax, in

accordance

with the

requirements

set by
IFRS 12, Swiss regulations

and the rules of the US Securities and

Exchange Commission (the

SEC).
Individually significant subsidiaries
The

two

tables

below

list

the

Group’s

individually

significant

subsidiaries

as

of

31 December

2022.

Unless

otherwise
stated, the subsidiaries listed below have share

capital consisting solely of ordinary shares held entirely by the Group

and
the proportion of ownership

interest held is equal to the voting

rights held by the Group.

The

country

where

the

respective registered

office

is

located

is

also

the principal

place

of

business.

UBS

AG

operates
through

a global branch

network and

a significant

proportion

of its business

activity

is conducted

outside Switzerland,
including in the UK, the US, Singapore, the Hong Kong

SAR and other countries. UBS

Europe SE has branches and offices
in

a

number

of

EU

Member

States,

including

Germany,

Italy, Luxembourg

and

Spain.

Share

capital is

provided

in

the
currency of the legally registered

office.
Individually significant subsidiaries

of UBS Group AG as of 31 December

2022
Company Registered office Share capital in million Equity interest accumulated in %
UBS AG Zurich and Basel, Switzerland CHF 385.8 100.0
UBS Business Solutions AG
1
Zurich, Switzerland CHF 1.0 100.0
1 UBS Business Solutions AG

holds subsidiaries in China, India,

Israel and Poland.
Individually significant subsidiaries

of UBS AG as of 31 December 2022
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 5,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect

subsidiaries of

UBS AG.

2 Consists of

common

share capital

of USD
1,000

and non-voting

preferred share

capital of

USD
5,150,000,000
.

3 Consists

of common

share capital

of
USD 100,000

and non-voting preferred

share capital of USD
1,283,000,000 .
Other subsidiaries
The table below

lists other direct

and indirect

subsidiaries of

UBS AG

that are not

individually significant but

contribute
to

the

Group’s

total

assets

and

aggregated

profit

before

tax

thresholds

and

are

thus

disclosed

in

accordance

with
requirements set by the SEC.
Other subsidiaries of UBS AG as of 31 December

2022
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 197.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,354.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating

to redeemable preference

shares.
Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS has no individually significant

subsidiaries that are SEs.
In

2022

and

2021,

the

Group

did

not enter

into

any

contractual

obligation

that

could

require

the

Group

to

provide
financial

support

to

consolidated

SEs.

In

addition,

the

Group

did

not

provide

support,

financial

or

otherwise,

to

a
consolidated SE when

the Group was not contractually obligated to do

so, nor does the Group

have any

intention to do
so in the future. Further

more, the Group

did not provide support,

financial or otherwise, to

a previously unconsolidated
SE that resulted in the Group

controlling the SE during the reporting

period.

UBS AG
Entity [Table]
Disclosure Of Interests In Subsidiaries Explanatory
Note 28

Interests in subsidiaries and other entities

a) Interests in subsidiaries
UBS AG defines its

significant subsidiaries as those

entities that, either

individually or in aggregate, contribute

significantly
to UBS

AG’s financial position

or results of

operations, based

on a number

of criteria,

including the

subsidiaries’ equity
and

contribution

to

UBS

AG’s

total

assets

and

profit

or

loss

before

tax,

in

accordance

with

the

requirements

set

by
IFRS 12, Swiss regulations

and the rules of the US Securities and

Exchange Commission (the

SEC).
Individually significant subsidiaries
The table below lists UBS AG’s individually significant

subsidiaries as of 31

December 2022. Unless otherwise stated, the
subsidiaries listed below have share capital

consisting solely of ordinary shares

held entirely by UBS

AG and the

proportion
of ownership interest held

is equal to the voting rights held

by UBS AG.

The

country

where

the

respective registered

office

is

located

is

also

the principal

place

of

business.

UBS

AG

operates
through

a global branch

network and

a significant

proportion

of its business

activity

is conducted

outside Switzerland,
including in the UK, the US, Singapore, the Hong Kong

SAR and other countries. UBS

Europe SE has branches and offices
in

a

number

of

EU

Member

States,

including

Germany,

Italy, Luxembourg

and

Spain.

Share

capital is

provided

in

the
currency of the legally registered

office.
Individually significant subsidiaries

of UBS AG as of 31 December 2022
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Functions USD 5,150.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect

subsidiaries of

UBS AG.

2 Consists

of common

share capital

of USD
1,000

and non-voting

preferred share

capital of

USD
5,150,000,000
.

3 Consists

of common

share capital

of
USD 100,000

and non-voting preferred

share capital of USD
1,283,000,000 .
Other subsidiaries
The table below

lists other direct

and indirect

subsidiaries of

UBS AG

that are not

individually significant but

contribute
to

UBS

AG’s

total

assets

and

aggregated

profit

before

tax

thresholds

and

are

thus

disclosed

in

accordance

with
requirements set by the SEC.
Other subsidiaries of UBS AG as of 31 December

2022
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Functions USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS (France) S.A. Paris, France Global Wealth Management EUR 197.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.0 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 3,354.2 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating

to redeemable preference

shares.
Consolidated structured entities
Consolidated

structured

entities

(SEs)

include

certain

investment

funds,

securitization

vehicles

and

client

investment
vehicles. UBS AG has no individually significant

subsidiaries that are SEs.
In 2022 and

2021,

UBS AG did not

enter into any contractual o

bligation that

could require UBS

AG to provide financial
support

to consolidated

SEs. In

addition, UBS

AG did

not provide

support, financial

or otherwise,

to a

consolidated SE
when

UBS

AG was

not contractually

obligated

to do

so,

nor

does

UBS

AG have

any

intention

to do

so in

the future.
Furthermore,

UBS AG did not

provide support, financial

or otherwise,

to a previously

unconsolidated SE that

resulted in
UBS AG controlling the SE

during the reporting period.